Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory write-off included in cost of revenues	$ 1,147	$ 1,205	$ 255
Increase revenues during period resulting from adoption of new standard		5,286
Provision for estimated sales returns stock rotations and other customer rights	1,071	870
Research and development grants	264
Warranty term	1 year
Bad debt expenses	0	0	270
Write-off of bad debts	7	200	0
Term of severance pay entitlement based on period of total employment	1 month
Severance expenses	1,945	2,244	1,866
Anti-dilutive shares excluded from computation of earnings per share amount	951,100	1,131,800	482,350
Amount of deferred revenue reclassified from long term liabilities to short term liabilities	$ 6,923
Minimum [Member]
Finite-lived intangible assets, estimated useful lives	1 year
Customer support contracts, support period	1 year
Maximum [Member]
Finite-lived intangible assets, estimated useful lives	7 years
Customer support contracts, support period	5 years